CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
INTEREST INCOME
Interest and fees on loans	$ 93,780		$ 110,574		$ 142,282
Interest on securities
Taxable	2,934		1,422		3,052
Tax-exempt	1,044		1,219		1,932
Other investments	1,640		1,547		1,585
Total Interest Income	99,398		114,762		148,851
INTEREST EXPENSE
Deposits	8,913		15,257		28,164
Other borrowings	4,230		4,936		9,034
Total Interest Expense	13,143		20,193		37,198
Net Interest Income	86,255		94,569		111,653
Provision for loan losses	6,887		27,946		46,765
Net Interest Income After Provision for Loan Losses	79,368		66,623		64,888
NON-INTEREST INCOME
Service charges on deposit accounts	17,887		18,306		21,511
Interchange income	9,188		9,091		8,257
Net gains (losses) on assets
Mortgage loans	17,323		9,262		12,330
Securities	1,226		249		1,639
Other than temporary impairment loss on securities
Total impairment loss	(339)		(760)		(462)
Loss recognized in other comprehensive loss	0		0		0
Net impairment loss recognized in earnings	(339)		(760)		(462)
Mortgage loan servicing	166		(2,011)		(523)
Title insurance fees	1,963		1,465		2,037
(Increase) decrease in fair value of U.S. Treasury warrant	(285)		1,137		393
Gain on extinguishment of debt	0		0		18,066
Net gain on branch sale	5,402		0		0
Other	11,034		10,174		8,565
Total Non-interest Income	63,565		46,913		71,813
NON-INTEREST EXPENSE
Compensation and employee benefits	53,983		50,484		51,711
Occupancy, net	10,104		11,183		11,016
Loan and collection	9,965		12,414		15,323
Data processing	8,009		8,208		8,303
Furniture, fixtures and equipment	5,043		5,535		6,540
Legal and professional	4,175		3,941		4,100
FDIC deposit insurance	3,306		3,507		6,805
Communications	3,269		3,552		4,138
Net losses on other real estate and repossessed assets	2,854		5,824		9,722
Advertising	2,494		2,503		2,712
Credit card and bank service fees	2,091		3,656		5,790
Interchange expense	1,799		1,543		1,251
Vehicle service contract counterparty contingencies	1,629		11,048		18,633
Provision for loss reimbursement on sold loans	1,112		1,993		215
Write-down of property and equipment held for sale	860		0		0
Recoveries related to unfunded lending commitments	(688)		(36)		(536)
Other	6,730		8,593		9,277
Total Non-interest Expense	116,735		133,948		155,000
Income (Loss) Before Income Tax	26,198		(20,412)		(18,299)
Income tax benefit	0		(212)		(1,590)
Net Income (Loss)	26,198		(20,200)		(16,709)
Preferred stock dividends and discount accretion	4,347		4,157		4,095
Net Income (Loss) Applicable to Common Stock	$ 21,851		$ (24,357)		$ (20,804)
Net income (loss) per common share
Basic (in dollars per share)	$ 2.51	[1]	$ (2.94)	[1]	$ (4.09)	[1]
Diluted (in dollars per share)	$ 0.80		$ (2.94)		$ (4.09)
Cash dividends declared per common share (in dollars per share)	$ 0		$ 0		$ 0

[1]	Basic net income (loss) per common share includes weighted average common shares outstanding during the period and participating share awards.